Related Party Transactions (Contributions to Defined Contribution Retirement Plans) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Municipal contribution plan [member]
Disclosure of transactions between related parties [line items]
Contributions to defined contribution retirement plans	¥ 258,328	¥ 262,728	¥ 249,578
Supplementary retirement scheme costs [member]
Disclosure of transactions between related parties [line items]
Contributions to defined contribution retirement plans	¥ 125,370	¥ 75,312	¥ 66,546